November 26, 2019
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-II Nationwide Life Insurance Company Post-Effective Amendment No. 26 (File No. 333-177938)
Ladies and Gentlemen:
We are filing on behalf of Nationwide Life Insurance Company ("Nationwide") and its Nationwide Variable Account-II (the "Variable Account") which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 ("1933 Act"):
(1)	One complete copy of Post-Effective Amendment No. 26 to the Variable Account’s Registration Statement ("Post-Effective Amendment"); and
(2)	One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.
The purpose of this filing is to add the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max optional living benefits to be available for new contracts. Additional resulting disclosure revisions are also specified in the supplement.
This Post-Effective Amendment shall be effective on February 14, 2020, pursuant to Rule 485(a) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.
In addition, Nationwide acknowledges all of the following:
•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;
•	that comments by the staff of the Securities and Exchange Commission ("SEC"), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and
•	that the Variable Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.
Please contact me direct at (614) 249-8061 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Counsel